Paul, Weiss, Rifkind, Wharton & Garrison LLP
1285 Avenue of the Americas
New York, New York 10019-6064

Via EDGAR

October 22, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Las Vegas Sands Corp.—Amendment No. 1
Registration Statement on Form S-1 (File No. 333-118827)

Ladies and Gentlemen:

        On behalf of Las Vegas Sands Corp., a Nevada corporation (the "Company"), we submit in electronic form for filing the accompanying Amendment No. 1 to the Registration Statement on Form S-1 ("Amendment No. 1") of the Company, together with Exhibits, marked to indicate changes from the Registration Statement as originally filed with the Securities and Exchange Commission (the "Commission") on September 3, 2004.

        Amendment No. 1 reflects the responses of the Company to comments received from the Staff of the Commission (the "Staff") in a letter from Amanda McManus, dated October 5, 2004 (the "Comment Letter"). The discussion below is presented in the order of the numbered comments in the Comment Letter. Certain capitalized terms set forth in this letter are used as defined in the Registration Statement. For your convenience, references in the responses to page numbers are to the marked version of Amendment No. 1 and to the prospectus included therein (the "Prospectus"or Amendment No. 1, as applicable).

        The Company's responses to the Staff's comments are as follows:

General

  1.
  Supplementally provide us with an analysis as to why the exchange of shares of Las Vegas Sands Opco for the common stock of Las Vegas Sands Corp. should not be integrated with this offering. In this connection, please provide us supplementally with a copy of the agreement for the exchange of shares and file this agreement as an exhibit. Further, please include the identity of all shareholders of Las Vegas Sands Opco, the number of shares held by each shareholder, the exchange ratio, and how such ratio was determined.

Response to Comment 1

        The Company believes the exchange of shares of Las Vegas Sands Opco for the common stock of the Company in the merger (the "Exchange") is exempt from registration under Section 4(2) of the Securities Act of 1933. There are 14 stockholders of Las Vegas Sands Opco. All are directors, senior officers or former senior officers of Las Vegas Sands Opco or family trusts created by such persons. These persons purchased their respective shares of common stock of Las Vegas Sands Opco in transactions exempt from the registration requirements of the Securities Act of 1933. The Company believes that all of the stockholders of Las Vegas Sands Opco are knowledgeable, sophisticated persons. The stockholders of Las Vegas Sands Opco have a familiarity with the Company's business, allowing them to appreciate the risk of holding the Company's common stock. Prior to the Exchange, the Company intends to provide each stockholder of Las Vegas Sands Opco with (i) a copy of the Registration Statement, (ii) a copy of a notice describing the merger transaction and all of the stockholders' dissenters' rights under Nevada law and (iii) any other information concerning the transaction or Las Vegas Sands Opco that any such stockholder reasonably requests. Finally, in the merger, no offers have been made to any person other than the stockholders of Las Vegas Sands Opco.

Under these circumstances, we believe that the issuance of securities in the Exchange would be exempt from registration by virtue of Section 4(2) of the Securities Act of 1933.

        The Company believes that the Exchange should not be integrated with this offering based on the five factor test commonly used to determine whether separate offerings should be integrated. The Company believes that the Exchange does not constitute a single plan of financing because the Company will not be receiving capital as a result of the Exchange. Furthermore, in the Exchange, the economic interests of the stockholders of Las Vegas Sands Opco will not be changed. The Las Vegas Sands Opco stockholders are receiving the same percentage interest in the Company whose only consolidated assets and liabilities will be those that existed at Las Vegas Sands Opco prior to the Exchange. The offerings do not have the same general purpose because the sole purpose of the Exchange and the merger is to create a holding company for Las Vegas Sands Opco. In contrast, the purpose of the initial public offering is to raise capital for the purposes described in the "Use of Proceeds" section of the prospectus. Further, the type of consideration to be received by the Company for the securities to be issued in the Exchange (shares of Las Vegas Sands Opco) is not the same as the type of consideration to be received by the Company for the securities to be issued in the initial public offering (cash). The Company understands that the Staff has confirmed in other instances that reorganization transactions will not be integrated with the initial public offering which they were undertaken to facilitate when the reorganization transactions themselves complied with an exemption from registration under the Securities Act.

        A copy of the form of Agreement and Plan of Merger pursuant to which the exchange of shares will occur has been provided to the Staff supplementally under separate cover letter. The exchange ratio will be determined based on the initial public offering valuation of the Company and discussions between the Company and the underwriters.

        The name of each shareholder of Las Vegas Sands Opco and the number of shares owned by each shareholder is set forth below:

Name	Number of shares owned
Sheldon G. Adelson	857,733
Sheldon G. Adelson 2002 Two-Year LVSI Annuity Trust	157,015
Sheldon G. Adelson 2002 Four-Year LVSI Annuity Trust	114,302
Sheldon G. Adelson 2004 Two-Year LVSI Annuity Trust	29,620
William P. Weidner	13,524
Irrevocable Trust of William P. Weidner	9,980
Bradley H. Stone	16,299
Robert G. Goldstein	10,866
David Friedman	4,990
Stuart Mason	2,500
Richard Heller	5,000
Charles D. Forman	2,500
Jack Bramen	1,000
Harry Miltenberger	800

  2.
  We note your disclosure on page 164 that you anticipate that you will undertake a directed share program. Please supplementally describe the mechanics of how and when these shares are offered and sold to investors in the directed share program. For example, tell us how the prospective recipients and number of reserved shares are determined. Tell us how and when you and the underwriters have notified or will notify the directed share investors, including the types of communications used or to be used. Discuss the procedures these investors must follow in order to purchase the offered securities. Are directed share purchasers required to establish accounts before the effective time, and, if so, what if any funds are put in newly established brokerage accounts before the effective date? How do the procedures for the directed share program differ from the procedures for the general offering to the public? In addition, if any of the recipients of the shares or their associates, employees or affiliates are broker-dealers registered with the NASD, please tell us how you will comply with the NASD's rules relating to "hot" IPOs, if applicable. Please also supplementally provide us with copies of all materials to be used in connection with the directed share program.

Response to Comment 2

        The Company is still in the process of selecting the co-managers of the IPO, including the manager of its directed share program. Accordingly, it will provide the Staff supplementally with the information requested as soon as a manager for the directed share program is selected.

  3.
  Prior to printing and distributing your preliminary prospectus, please supplementally provide us with copies of the graphics or artwork that you intend to use in your prospectus. We may have comments after reviewing those materials.

Response to Comment 3

        The Company confirms that, prior to printing and distributing its preliminary prospectus, it will supplementally provide the Staff with copies of graphics or artwork that it intends to use in the Prospectus.

  4.
  We note in various places that you cite supporting third party sources for your disclosure and in other places you provide various statistics but do not provide a supporting source. For example we note statistics relating the number of visitors traveling to Las Vegas under the heading "The Las Vegas Market" on page 7 that you attribute to the Las Vegas Convention and Visitors Authority and still other statements in the final carry-over paragraph on page 3 that Macau had $3.6 billion in gaming revenue in 2003 and that there were 1.1 million visits to Macau in 2003, for which you do not provide a source. Please supplementally provide us with copies of all supporting materials cited in your registration statement. Please highlight or otherwise indicate the portions of those materials that support your disclosure. In addition, please tell us whether each of these reports or sources was publicly available or whether it was commissioned by you. If such sources are not publicly available, please revise to file a consent as required by Rule 436 of Regulation C. Finally, please provide source information for all statistics cited in your registration statement.

Response to Comment 4

        The Company has supplementally provided the Staff under separate cover letter with copies of all supporting materials cited in its Amendment No. 1, and highlighted or otherwise indicated the portions of those materials that support its disclosure. In addition, the Company confirms that all of the information was either publicly available or generated internally by the Company and that none of the information was commissioned by the Company. The Company has supplementally provided the Staff with copies of source information for all statistics cited in Amendment No. 1.

        The Company respectfully requests that all information provided separately to the Staff as described in this letter be treated as supplemental information under Rule 418 under the Securities Act, and be returned by the Staff upon completion of its review.

  5.
  Please disclose the web address for your website in your prospectus. See Item 101(e)(2) of Regulation S-K.

Response to Comment 5

        The Company has revised the disclosure as requested. See page 7 of the Prospectus.

Cover Page

  6.
  We note the last sentence on the cover page that "underwriters expect to deliver the shares against payment in New York, New York on                        , 2004." All information that is not key to an investment decision should be moved off the cover page. Please revise or advise. See our Plain English Handbook available at www.sec.gov.

Response to Comment 6

        The Company believes that the location at, and date on, which the underwriters will deliver the shares against payment is information that is useful to investors and can easily be conveyed in its current place without unduly cluttering the cover page. Further, the Company respectfully refers the Staff to the prospectuses filed with the Commission in connection with the recent initial public offerings by Compass Minerals International, Inc., Renovis, Inc., Cytokinetics, Incorporated and Holly Energy Partners, L.P., which also each include the identical disclosure.

  7.
  We note the disclosure regarding your intent to list the shares on the New York Stock Exchange. Please refer to the preliminary note to Item 202 of Regulation S-K and advise or revise.

Response to Comment 7

        The Company has revised the cover page of the Prospectus to state that a listing application has been filed with the NYSE.

Prospectus Summary, pages 1-18

  8.
  Please limit your summary to a brief description of the key aspects of your business and this offering. Detailed information about your individual properties, competitive strengths, and strategies is more appropriate for the body of the prospectus. You may also shorten your summary by eliminating repetition of items that appear within the body of your prospectus. We note in this regard that all of the text under the headings "Other Business Opportunities," "Business Strategy and Competitive Strengths" and "Global Expansion Strategy" in your summary is repeated in your Business section. Please revise your registration statement to eliminate repetition.

Response to Comment 8

        The Company has revised the summary as requested to limit it to a brief description of what it considers the key aspects of its business and of this offering. It has also revised the Prospectus to eliminate repetition.

  9.
  Please revise your opening paragraph to clarify that the prospectus summary contains the material terms of the offering.

Response to Comment 9

        The Company has revised the summary as requested. See page 1 of the Prospectus.

  10.
  Please eliminate all cross-references from your summary.

Response to Comment 10

        The Company has eliminated all cross references from the summary, as requested.

  11.
  Please eliminate the EBITDA disclosure from the third paragraph on page 1 and the first full paragraph on page 3, and elsewhere throughout the beginning of your summary, since that information already appears in the appropriate context and with the required reconciliation information on page 18. Similarly, the disclosure of other limited operating data such as pro forma net income for the six months ended June 30, 2004, net income for a two month period and "table drop" is more appropriate for the summary pro forma financial data on page 16 where it can be seen in a more balanced context.

Response to Comment 11

        The Company has eliminated the EBITDA and other financial information disclosure in the summary as requested and moved this information to pages 12 and 13 of the Prospectus.

  12.
  Please revise the forepart of the summary to describe the pre-formation transactions with the shareholders of LV Sands Opco and Interface and revise to disclose all benefits to affiliates as a result of such transactions, quantifying such benefits to each affiliate. In this connection, we note that the Sands Expo Center and the redeemable preferred interest in the Venetian Casino Resort was acquired indirectly from Mr. Adelson, your principal stockholder in July 2004. We note further that Mr. Adelson owns 72.3% of common stock of LV Sands Opco, which holds the common stock of the Venetian Casino Resort. We note further that you made a $27 million equity contribution to Interface-Group Nevada, the direct owner of the Expo Center which is beneficially owned by Mr. Adelson, and that such amount was used to repay amounts outstanding under a prior mortgage loan.

Response to Comment 12

        The Company has revised the forepart of the summary as requested to include a section entitled "Reorganization Transactions." Please note that the holding company merger will be effected solely to permit a holding company to be the IPO vehicle and no stockholder or option holder will receive any special economic benefits from the merger. In addition, the prior mortgage loan on the Sands Expo Center was held by an unrelated third party and Mr. Adelson did not receive any of the equity contribution proceeds that were used to repay a portion of this loan. As discussed in the Prospectus, in the Interface acquisition the amount of all outstanding indebtedness of Interface Holding and its subsidiaries on the date of the acquisition which consisted of the existing notes payable, reduced the consideration paid to Mr. Adelson. Finally, no cash payments were ever made on the preferred interest in Venetian Casino Resort held by Interface Holding. See pages 5 and 6 of the Prospectus.

  13.
  Please revise the forepart of the summary to disclose the value of the aggregate consideration paid for the Sands Expo Center and the Venetian Casino Resort, including the 220,370 shares of LV Sands Opco's common stock based on the midpoint of the range, the value of the common stock based on the midpoint of the range that will be issued for the common stock interest of Opco which owns the Venetian, the value of options, distributions of the redeemable preferred interest, and equity contributions.

Response to Comment 13

        See response to Comment 12. The Company believes that it is not appropriate to disclose the value of Las Vegas Sands Opco based on the midpoint of the range for the common stock to be issued in the IPO. First, neither the Company nor Las Vegas Sands Opco was a public company at the time and there was no guarantee that either entity would ever go public due to market conditions and other contingencies. In addition, the financing for the Palazzo Casino Resort had not been consummated and the Sands Macao casino had not yet reached final completion. Finally, as described in the "Risk

Factors," there are significant risks associated with the Company's construction projects. In light of these business uncertainties and the liquidity discount that should be applied to the Las Vegas Sands Opco stock, the Company believes it should disclose the value of the consideration that Mr. Adelson received as determined at the time of the acquisition. See pages 5 and 6 of the Prospectus.

  14.
  Please revise to disclose how you valued the consideration for the Sands Expo Center and the Venetian Casino Resort, and whether you obtained independent third party appraisals of the Sands Expo Center and the Venetian Casino Resort. If you did not obtain such independent appraisals, please revise to disclose that the consideration paid to such affiliate(s) may exceed the fair market value of the properties and that the purchase agreement was not negotiated on an arms-length basis. Further, please revise to include risk factor disclosure regarding this risk.

Response to Comment 14

        The Company has revised the forepart of the summary as requested. The Company has also included a risk factor as requested. The factors considered by Las Vegas Sands Opco in its determination of the exercise price of the options it granted at the time and which Las Vegas Sands Opco used as a factor for the determination of the value of the common stock in the Interface transactions are laid out in the memorandum supplementally provided to the Staff in response to comment 126. See pages 5, 6 and 20 of the Prospectus and the responses to comments 12, 13 and 126.

  15.
  Please revise the forepart of the summary to disclose the percentage of your outstanding common stock that Mr. Adelson will beneficially own and the consequences to investors of such control.

Response to Comment 15

        The Company has revised the forepart of the summary as requested. See page 7 of the Prospectus.

  16.
  Since this is your initial public offering please relocate the information found under "Recent Developments" to another part of the summary.

Response to Comment 16

        The Company has revised the summary to relocate this information under separate headings. See pages 6 and 7 of the Prospectus.

  17.
  Please revise here and throughout to disclose the dollar amount of the distribution to shareholders immediately prior to the conversion from a subchapter S corporation to a C corporation, identifying the stockholders to whom such distribution will be paid.

Response to Comment 17

        The Company has revised the summary and other relevant sections of the Registration Statement as requested. See pages 6, 39 and 138 of the Prospectus.

Our Company, pages 1 - 7

  18.
  Please revise the first paragraph to disclose the date you were organized.

Response to Comment 18

        The Company has moved the paragraph currently under "Corporate Information" to be the first paragraph under the section entitled "Corporate and Ownership Structure".

Our Las Vegas Properties, pages 1 - 2

  19.
  Please provide supplemental substantiation for your statements in the first paragraph under this heading and the second paragraph on page 80 that the Venetian Casino Resort is "one of the most successful properties on Las Vegas Boulevard," "one of the largest and most luxurious casino resorts in the world" and "one of the most productive properties on the Strip."

Response to Comment 19

        The Company has provided supplementally to the Staff the support for the statements identified by the Staff in this comment.

  20.
  We note your reference here in the last sentence in the third paragraph on page 1 and in various other places throughout your prospectus of your occupancy rate during certain reporting periods. Please provide an explanation at the beginning of your summary of what this percentage represents. We note, in this regard, that you indicate your occupancy rate was 98.8% during the first six months of 2004, but go on to state that your mid-week rate during this period was only 97.9%. We assume that this means you are basing these percentages on some type of average over the indicated period but this is not entirely clear from your disclosure.

Response to Comment 20

        The Company has included an explanation of what the occupancy rate is at the first place at which it is used in the summary. See pages 1 and 2 of the Prospectus. A full explanation is included in the footnotes on pages 13 and 46 of the Prospectus. Mid-week occupancy rate is the occupancy rate from Sunday night through Thursday night over the applicable period.

  21.
  We refer to your mention of the Wynn Las Vegas Resort in the final carry-over paragraph on page 1 and numerous other times throughout your prospectus, notably in the final risk factor on page 24, related to your competition. Your repeated mention or the Wynn Las Vegas Resort throughout the summary and your prospectus tends to create the impression that you have some type of affiliation with that resort, when in fact you appear to consider them your competition. Please revise your disclosure to reduce or eliminate references to the Wynn Las Vegas Resort or clarify your relationship in such instances to that of competitors.

Response to Comment 21

        The Company has revised the statements related to the Wynn Las Vegas Resort in Amendment No. 1 to clarify that this resort is being developed by Wynn Resorts Ltd., another casino operator which is unaffiliated with the Company.

  22.
  Please provide support for your statements in the first full paragraph on page 2 that the Sands Expo Center is one of the largest convention and trade show destinations in the United States, that Las Vegas is one of the most visited convention and trade show destinations in United States, that in 2003, approximately 5.7 million visitors attended trade shows and conventions in the United States and that the average overall occupancy rate in Las Vegas is 89.4%.

Response to Comment 22

        The Company has provided supplementally to the Staff the support for the statements identified by the Staff in this comment.

The Macau Properties, pages 2 - 4

  23.
  Since it appears that the Macau government may still grant additional subconcessions for operating casinos in Macau, please revise your disclosure here and in the second paragraph on page 81 to indicate that you currently own the sole subconcession that has been approved by the government of Macau to operate a casino. In addition, it appears from your risk factor disclosure in the final paragraph on page 33 and from various publicly available news articles (see the June 24, 2004 edition of the Las Vegas Review Journal, online edition and the September 2, 2004 edition of the Las Vegas Sun, for examples), that Wynn Resorts Ltd. also holds a concession from the Macau government to build and operate casinos. Please revise your disclosure to more clearly indicate that you are not the sole Las Vegas casino operating in Macau.

Response to Comment 23

        The Company has revised the summary and other relevant sections of the Prospectus as requested. See pages 2 and 81 of the Prospectus.

  24.
  Please provide a more detailed explanation of what you mean when you say that in July 2004 the Sands Macao had 1,075,310 visits, in the first full paragraph on page 3.

Response to Comment 24

        The Company has clarified on page 3 of the Prospectus that customers at the Sands Macao are counted as they pass through metal detectors by detector machines at the four entry points in the casino. Each counted person at any of these four entry points is considered a visit.

  25.
  Please define what is meant by "table drop" in the first full paragraph on page 3.

Response to Comment 25

        The Company has defined what it means by "table drop" where the disclosure first appears in the Prospectus and in other relevant places. See footnotes on pages 13 and 47 of the Prospectus.

Other Business Opportunities, page 4

  26.
  Since the opportunities discussed under this heading are merely future plans that do not relate to any current materially committed assets or resources, their disclosure in your summary does not appear appropriate as they do not appear to represent a key aspect of your business or the offering. Please revise or advise.

Response to Comment 26

        The Company has deleted this discussion from the summary.

Business, Strategy and Competitive Strengths, pages 4 - 7

  27.
  If you choose to retain this disclosure here in the summary, please balance your disclosure by including a separately captioned discussion of your competitive weaknesses and risks that you face.

Response to Comment 27

        The Company has balanced the disclosure as requested and included a discussion of risks and weaknesses. See page 4 of the Prospectus.

  28.
  Refer to the first bullet point on page 5. Please reconcile your disclosure in the second sentence that the events you sponsor generate more mid-week traffic than you are able to accommodate, with your subsequent disclosure in the final paragraph that your mid-week occupancy was only 97.9%.

Response to Comment 28

        The Company has clarified the disclosure where it first appears on page 84 of the Prospectus, as requested. The Company has advised us that during much of the year there is mid-week demand due to trade show, business meetings and convention demand in excess of room capacity. Since we cannot book rooms in excess of our capacity, occupancy can never be greater than 100% on any given day. There are certain periods however, often during the holidays, where there is little demand from the group segment because conventions, trade show and meetings are not scheduled at these times. The weekdays around Labor

Day, Memorial Day, Thanksgiving, Fourth of July, Easter, Yom Kippur, Rosh Hashanah, and Christmas for example have little to no group demand. Over a period of time therefore, on average, the midweek occupancy percentage does not reach 100% when looking at year-to-date statistics.

  29.
  Please revise your disclosure in the fourth bulleted paragraph on page 5 to describe in more detail how your "co-branding" strategy relates to the individuals and brands named in this paragraph. Do these brands maintain a physical presence in your facilities? Do you have co-marketing agreements with the owners of these brands? We may comment further.

Response to Comment 29

        The Company has revised the discussion of its "co-branding" strategy where it first appears on page 85 of the Prospectus, as requested. The disclosure has been modified to show that all of these brands have a physical presence in the Venetian through stores, restaurants, museums and other facilities. The Company does not have separate co-marketing agreements with the owners of these brands but the lease agreements with these brands include certain agreements to co-advertise.

  30.
  Please provide more detail, in the first bulleted paragraph on page 7, about the nature of your database of premium players and how you use it in your marketing and sales efforts.

Response to Comment 30

        The Company has expanded the discussion of its database of premium players where it first appears on page 88 of the Prospectus, as requested.

Sale of the Grand Canal Shoppes and Lease of Restaurant and Retail Assets, page 10

  31.
  Please define what a "tax distribution" is in the first paragraph under this heading and disclose the aggregate dollar amount of that distribution as well as the aggregate amount of the incentive payment referenced in the same paragraph. Include similar disclosure in the final paragraph on page 41.

Response to Comment 31

        The Company has included the requested disclosure on pages 6 and 39 of the Prospectus.

Ownership Structure, page 12

  32.
  Please revise the chart to include all ownership percentages in the chart, including the percentages for Senior Management, Mr. Adelson and affiliates and the public shareholders.

Response to Comment 32

        The Company will revise the chart on page 8 of the Prospectus to include the requested percentage ownership information when pricing information becomes available.

  33.
  It appears that the detailed information in the first paragraph under this heading related to Mr. Adelson's experience and background are more appropriate for the Management discussion, where the information can be placed into the appropriate context. Please revise or advise.

Response to Comment 33

        The Company has removed the information related to Mr. Adelson as requested.

Summary Historical Financial and Operating Data, page 17

  34.
  Disclose how the Other Operating Data are calculated for those line items that are not immediately apparent. This comment is also relevant to the table on page 47.

Response to Comment 34

        The Company has added the requested disclosure in the footnotes on pages 13 and 47 of the Prospectus.

Risk Factors, pages 19 - 38

  35.
  Please add a risk factor that describes the effect that your conversion to a Subchapter C corporation will have on your effective corporate tax rate after the offering and how this will be reflected in your future financial results.

Response to Comment 35

        The Company does not believe that it is necessary to include a risk factor in the Prospectus because (1) in accordance with applicable regulations, including Regulation S-X, footnote 17 of the historical financial statements of Las Vegas Sands Opco give effect to the conversion as if it had occurred on January 1, 2003 and the pro forma financial statements included in the Prospectus also give effect to the conversion, and (2) Las Vegas Sands Opco has made tax distributions to the stockholders based on the highest marginal federal, state and local rates for individuals so the Company does not believe that the conversion will significantly impact its liquidity going forward.

  36.
  It appears that a large component of your future success will depend in part on your ability to maintain an acceptable working relationship with General Growth Properties, Inc. We refer to your sale lease-back arrangements regarding the Phase II Mall and the Grand Canal Shoppes and the Cooperation Agreement described in detail on pages 137 - 138. Please include a risk factor describing the possible risks associated with an erosion of your relationship with General Growth Properties, Inc.

Response to Comment 36

        The Company has added a risk factor as requested. See page 26 of the Prospectus.

  37.
  We note that almost $1 billion dollars of your currently available cash is designated as "restricted" in your unaudited pro forma condensed consolidated balance sheet on page 52. Please include a risk factor highlighting the fact that almost 30% of your current assets are restricted and generally describing the applicable restrictions. In addition, please address these restrictions in your liquidity discussion under Management's Discussion and Analysis.

Response to Comment 37

        The Company has revised the amount of restricted cash shown in the unaudited pro forma condensed consolidated balance sheet. The previously disclosed restricted cash amount had been calculated as representing borrowings under the Company's senior secured credit facility, the Phase II mall construction loan and the FF&E credit facility as if these facilities had been fully drawn because the Company assumed for purposes of the unaudited pro forma condensed consolidated balance sheet that all of these funds would be borrowed at the relevant balance sheet date rather than over time, as is in fact expected. See response to Comment 58. The Company has revised the restricted cash amount to $355.5 million, which represents actual borrowings of $665 million only under the Company's senior secured credit facility. The Company has added disclosure on pages 15, 16, 75 and 76 of the Prospectus to discuss the restrictions on the use of funds borrowed under its debt agreements. However, the Company does not believe that a separate risk factor is appropriate because restricted cash only constitutes a small percentage of total current assets.

  38.
  We note your disclosure in the first bullet point on the bottom of page F-31 that your Senior Secured Credit Facility restricts your ability to make investments in Macau. Please add a risk factor discussing the possible loss of your concession and investment to date in the event you are unable to make sufficient investments in Macau as a result of restrictions imposed by your current debt instruments.

Response to Comment 38

        The Company has revised the risk factor on page 28 of the Prospectus entitled "We are required to make substantial additional investments in Macau and build and open the Macao Venetian Casino Resort by June 2006 and a convention center by December 2006. If we do not do so, we may lose our right to continue to operate the Sands Macao or any other facilities developed under the subconcession" to include the requested disclosure. Please note that the debt instruments referred to by the Staff in this comment do not restrict the ability of Las Vegas Sands Corp. to make additional investments in Macau and will not limit the use of any net proceeds from this offering.

Risks Related to our Business, pages 19 - 24

Our business is subject to significant contingencies beyond our control which may significantly affect our financial condition, results of operations and cash flows, page 19

  39.
  This risk factor heading and related disclosure is too generic and broad to provide any meaningful information to investors regarding any particular risk that you face. To the extent any individual risk discussed under this heading is material to your business, create a separate risk factor discussing that risk. With respect to any remaining risks that, together pose a material risk to you, please revise the risk factor heading to specifically identify the reasons why facts described in the text pose additional risk beyond that faced by any other company.

Response to Comment 39

The Company has eliminated this generic risk factor and created two separate risk factors regarding particular risks faced by the Company. See page 14 of the Prospectus.

        The terms of our debt instruments may restrict our current and future operations particularly our ability to finance additional growth, respond to changes or take some actions, pages 21 - 22

  40.
  Please provide details, including but not limited to, quantifying the limitations in the first and second bullet points, the nature of the "other restricted payments" in the fifth bullet point, the transactions referred to in the ninth bullet point, and quantify the maximum leverage ratio in the last bullet point.

Response to Comment 40

        The Company has revised page 17 of the Prospectus as requested. The Company has not revised the first, second and ninth bullet points because the Company believes that it would not be a meaningful disclosure in this section of the Prospectus because it and its subsidiaries have seven different debt instruments each of which has different debt, lien and affiliate transaction restrictions and numerous exceptions which cannot easily be quantified or summarized for a meaningful risk factor disclosure.

Our insurance coverage may not be adequate to cover all possible losses that the Venetian Casino Resort, the Sands Expo Center or the Sands Macao could suffer. In addition, our insurance costs may increase and we may not be able to obtain the same insurance coverage in the future, pages 22 - 23

  41.
  We note your statement that "certain" casualty events might not be covered at all under your policies. Please provide examples of casualty events that might not be covered by your current insurance.

Response to Comment 41

        The Company has revised the disclosure as requested. See page 18 of the Prospectus.

  42.
  Please revise to delete mitigating language from the risk factor. We note for example your statement that you believe, based on discussions with your insurance consultants that your level of insurance coverage is prudent.

Response to Comment 42

        The Company has revised the risk factor as requested. See page 18 of the Prospectus.

We are a holding company and our only material source of cash is and will be distributions from our subsidiaries, page 24

  43.
  It does not appear that the second paragraph under this heading belongs under this heading. We do not understand what "ventures" are being referenced in the final sentence under this heading for example.

Response to Comment 43

        The Company has deleted the second paragraph as requested. See page 19 of the Prospectus.

The loss of our gaming license or our failure to comply with the extensive regulations that govern our operations could have an adverse effect on our financial condition, results of operations or cash flows, pages 26 - 27

  44.
  Please provide more details about the nature, frequency and number of violations that were committed by Las Vegas Sands Opco as referred to in the fourth full paragraph on page 26. In addition, please supplementally advise us of any steps you have taken to minimize or eliminate future occurrences of the same or similar violations. We may comment further.

Response to Comment 44

        The Company has revised page 22 of the Prospectus as requested. In a majority of the situations described, upon discovery of the violations, the Company commenced an internal investigation, promptly reported to the Nevada State Gaming Control Board the facts known to it at the time and undertook appropriate and prompt remedial measures. With respect to the inadequate procedures guarding against embezzlement, the Company voluntarily modified its policies and procedures to prevent an environment that enables theft and/or embezzlement to occur.

  45.
  The disclosure set forth in the final carry-over paragraph on page 26 appears to describe a risk that is not listed in the risk factor heading. Please provide a separate risk factor that discussed the substantial limitations that might be placed upon a shareholder that does not meet the suitability requirements of the Nevada Gaming Commission, as described in detail on pages 105 - 106, as well as the risks described in this paragraph related to over 10% share ownership.

Response to Comment 45

        The Company has revised the risk factor and provided a separate risk factor as requested. See pages 22 and 23 of the Prospectus.

We are involved in a lawsuit with the construction manager regarding the original construction of the Venetian Casino Resort, which could have an adverse impact on our financial condition results of operations or cash flows, pages 27 - 28

  46.
  Please provide a very brief explanation of "quantum meruit" since an average investor is not likely to be familiar with this legal jargon.

Response to Comment 46

        The Company has provided an explanation of this concept at the first place in which it is used in the Prospectus, as requested. See page 114 of the Prospectus.

  47.
  We do not completely understand your assessment of the possible range of damages set forth in the second full paragraph on page 28. Please supplementally advise us how you believe that the arbitration and federal law claims resolution will affect the state law claims from a procedural prospective. Do you believe that they will somehow preempt the state law claims or that an award to you in the federal case could potentially exceed the state law award and that you would therefore end up netting a positive sum between the 2 actions?

Response to Comment 47

        The Company has provided the information requested on pages 24 and 25 of the Prospectus.

  48.
  We note your disclosure in the second full paragraph on page 28 that you cannot quantify the possible liability associated with costs and attorney's fees. We assume that you have some accounting of charges you have incurred to date. Please disclose these charges and, if the construction manager has made a claim for reimbursement of costs and attorney's fees, or you are otherwise aware of those costs, please disclose those amounts under this risk factor heading.

Response to Comment 48

        The Company has revised the disclosure as requested. See pages 24 and 25 of the Prospectus.

  49.
  Since a judgment has been awarded against you in the state court claim, it is not clear why you state in the second paragraph on page 28 that no range of loss can be reasonably determined. Please revise or advise. If you have a good faith belief that your federal court claims will result in a damage award to you in excess of the state court award against you, please provide significantly more detail about the claims you have pending in federal court and the basis for your belief that you will be successful on those claims.

Response to Comment 49

        The Company has revised the disclosure as requested. See pages 24 and 25 of the Prospectus.

We will be obligated to pay liquidated damages in the event we have not substantially completed construction of the Phase II mall by an agreed-upon deadlines, page 29

  50.
  Please disclose whether your liability under the liquidated damages clause described under this heading provides for uncapped damages.

Response to Comment 50

        The Company has revised the risk factor as requested. See page 25 of the Prospectus.

Our business relies on high-end, international customers to whom we extend credit, and we may not be able to collect gaming receivables from credit players, page 29

  51.
  Please provide an approximate percentage of your business that is represented by the high-end customers described under this heading. Supplementally advise us whether the default of any single individual described under this heading could have a material effect on your business.

Response to Comment 51

        The Company has revised this risk factor as requested. See page 27 of the Prospectus.

  52.
  Please disclose the historic default rate for the credit customers you describe under this heading.

Response to Comment 52

        The Company has revised the disclosure as requested. See page 27 of the Prospectus.

  53.
  We note your disclosure that certain information in your prospectus and that certain other information is based upon "good faith estimates" and that you have not "independently verified the information." Please note that you and the underwriters are responsible for the accuracy and completeness of the disclosure contained in your prospectus. To the extent you have obtained information or an opinion from a third party source and wish to provide an expert consent of the type contemplated by Rule 436 of the Securities Act, you may do so, but you may not attempt to minimize your responsibility for any disclosure contained in your prospectus. Please revise or advise.

Response to Comment 53

        The Company has revised the disclosure as requested. See page 38 of the Prospectus.

Use of Proceeds, page 41

  54.
  Please revise substantially to provide the specific purposes for which you intend to use the proceeds of the offering as well as the approximate amount or percentage of proceeds intended to be used for each purpose. We note in this regard your substantial outstanding indebtedness and several construction projects that are either contemplated, committed or in progress.

Response to Comment 54

        The Company has revised the disclosure as requested. The Company has not yet finalized the budget and the financing structure for the construction of the Macao Venetian Casino Resort or its developments in the United Kingdom and will not be in a position to do so until after the consummation of the offering. Accordingly, the Company is not able to state specifically the amount, if any, of the proceeds from the offering that it may require for each of these projects. See page 39 of the Prospectus.

Capitalization, pages 42 - 43

  55.
  We note your disclosure in the second bullet point on page 42 that your pro forma calculations give effect to the financing transactions. Your disclosure in the second paragraph on page 10 does not make clear, however, how much indebtedness is and will be retired as part of these transactions, what portion of your operating cash flow will be used in these transactions or how much of the Grand Canal Shoppes sale proceeds will be available for these transactions. Accordingly, your disclosure in the second bullet point on page 42 and elsewhere where you refer to the financing transactions does not provide useful data regarding your possible capitalization at any point in time. Please revise or advise.

Response to Comment 55

        The Company has revised the disclosure as requested. See page 40 of the Prospectus.

  56.
  Please advise us why you have assumed that term loans A and B, the FF&E credit facility and the Phase II mall construction loan were fully drawn for purposes of the capitalization table. This does not appear to be factually supportable, and is therefore not consistent with Article 11 of Regulation S-X.

Response to Comment 56

        The Company has revised the disclosure as requested. See pages 40 and 41of the Prospectus.

Unaudited Pro Forma Condensed Consolidated Financial Statements, page 49

  57.
  Supplementally tell us why you have excluded the Interface transactions from the pro forma financial statements.

Response to Comment 57

        The Company has now restated its historical financial statements to give effect to the Interface transactions as a reorganization of entities under common control. Accordingly, the Company has revised its pro forma financial statements to give effect to the Interface Refinancing and the Interface Distribution.

Unaudited Pro Forma Balance Sheet, page 52

  58.
  Based on disclosures in the capitalization table, it appears that your pro forma balance sheet assumes that certain credit facilities obtained as part of the financing transactions are fully drawn. Please advise us of your basis that this pro forma adjustment is factually supportable or revise as necessary.

Response to Comment 58

        The Company has revised the disclosure as requested to include only actual borrowings of $665.0 million under the Company's senior secured credit facility. See page 48 of the Prospectus and the response to Comment 37.

  59.
  Please supplementally disclose the restrictions on the $951,510 that you have classified as restricted cash and cash equivalents in the financing transactions pro forma adjustments.

Response to Comment 59

        The Company has revised the disclosure to include only actual borrowings of $665.0 million under the Company's senior secured credit facility. See the response to Comment 37. Under the disbursement terms of the senior secured credit facility, when proceeds are drawn down they are deposited in a disbursement account. A disbursement agent for the lenders makes disbursements of funds in the disbursement account to pay construction costs and the other permitted purposes. The Company has added disclosure on the conditions to funding under its debt agreements on pages 15, 16, 75 and 76 of the Prospectus.

Management's Discussion and Analysis of Financial Condition and Results of Operations, pages 55 - 79

  60.
  Please discuss the effect that inflation has had on you, if any, in the past year. See Item 303(a)(3)(iv) of Regulation S-K.

Response to Comment 60

        The Company has revised the disclosure as requested. See page 78 of the Prospectus.

  61.
  Provide a discussion of the reasons for the following changes, and similar changes, reflected in your disclosure, including an analysis of whether these changes reflect a trend or a single event which is not expected to reoccur:

  •
  increase in table game and slot machine volumes and win percentages in the first bullet point on page 61;

  •
  an increase in table games drop at the Venetian Casino Resort in the sixth bullet point on page 61;

  •
  increased slot machine revenue in the first bullet point on page 65;

  •
  improved table games receivables in the third paragraph on page 66;

  •
  an increase in table games win percentage in the last bullet point on page 67; and

  •
  higher hotel room occupancy in the first bullet point on page 68.

Response to Comment 61

        The Company has revised the disclosure as requested. See pages 60, 61, 64 and 66-68 of the Prospectus.

General, pages 55 - 58

The Grand Canal Shoppes, page 56

  62.
  We refer to the second full paragraph after the bullet points on page 57. Please provide more detail about who is obligated to pay the $18.7 million under the lease termination and asset purchase agreements and under what circumstances those payments must be made.

Response to Comment 62

        The Company has revised the disclosure as requested. See page 56 of the Prospectus.

Other Development Projects, page 58

  63.
  Please expand your discussion under this heading to describe whether you have considered jurisdictional limitations on Internet gaming and related sanctions.

Response to Comment 63

        The Company has revised the disclosure as requested. See page 57 of the Prospectus.

Operating Results, pages 60 - 69

  64.
  Please define the terms "table games drop," "slot handle," "win or hold" and "drop and handle."

Response to Comment 64

        The Company has revised the disclosure as requested. See page 59 of the Prospectus.

Six Months Ended June 30, 2004 compared to Six Months Ended June 30, 2003, pages 61 - 64

  65.
  Please explain, in the first paragraph on page 62, what accounts for the difference between your room rate and the revenue you generated per available room in the six months ended June 30, 2004.

Response to Comment 65

        The Company has revised the disclosure as requested. See page 61 of the Prospectus.

  66.
  Please define what makes up "other revenues" referenced in the final paragraph on page 62.

Response to Comment 66

        The Company has revised the disclosure as requested. See page 61 of the Prospectus.

  67.
  We note your statement that the increase in Casino department expenses by 55.4%, was attributable in part to additional expenses related to the opening of the Sands Macao, which includes a 39% tax expense on casino revenues. Please revise to quantify the portion of the increase due to this tax and discuss future trends in light of them. Refer to Item 303(a)(3)(iii).

Response to Comment 67

        The Company has revised the disclosure as requested. See page 62 of the Prospectus.

  68.
  We note your statement that the increase in operating expenses by 46.3%, excluding the gain on sale of The Grand Canal Shoppes, was attributable in part to "developmental activities in the United Kingdom." Please revise to describe the nature of such developmental activities.

Response to Comment 68

        The Company has revised the disclosure as requested. See page 62 of the Prospectus.

  69.
  We note your statement that the increase in operating expenses by 46.3%, excluding the gain on sale of The Grand Canal Shoppes, was attributable in part to an increase in the provision for doubtful accounts that was the result of an increase in table games receivables at the Venetian Casino Resort. Please revise to explain what caused your receivables to increase by 40.7% and in light of historical results, please discuss future trends. In this connection, we note that for the year ended December 31, 2003 your provision for doubtful accounts had decreased by 62% over the previous year primarily as the result of improved collections of table games receivables. Refer to Release 33-8350.

Response to Comment 69

        The Company has revised the disclosure as requested. See page 63 of the Prospectus.

  70.
  Refer to the first full paragraph after the bullets on page 65. Please provide more detail about the "more stringent table games marketing parameters" in place in 2003 and why you adopted these new parameters.

Response to Comment 70

        The Company has revised the disclosure as requested. See page 64 of the Prospectus.

Year Ended December 31, 2002 compared to Year Ended December 31, 2001, pages 67 - 69

  71.
  Please reconcile your disclosure in the third bullet point on page 68 that your other revenues decreased by $0.6 million with the table on page 67 that suggest that this decrease was closer to $3.5 million.

Response to Comment 71

        The Company has corrected the disclosure in the bullet point on page 68 of the Prospectus to state that other revenues decreased by $3.5 million.

  72.
  Please provide more detail to describe "the refinancing transactions that took place in 2002" as described in the penultimate paragraph on page 69.

Response to Comment 72

        The Company has revised the disclosure as requested. See page 70 of the Prospectus.

Liquidity and Capital Resources, pages 70 - 79

Aggregate Indebtedness and Other Known Contractual Obligations, page 71

  73.
  Include in this table your contractual obligations to the government of Macau to invest additional funds in various development projects through June 2009. Reference is made to your disclosure on page 76. Also include any contractual lease obligations related to the Mall Sale as disclosed on page F-36.

Response to Comment 73

        The Company believes that it would be misleading to include the remaining capital expenditure commitment in Macau in these tables because it is unclear what the spending schedule is going to be for these commitments. Accordingly, the Company has included disclosure of these obligations immediately following these tables. See page 74 of the Prospectus. The Company has advised us that contractual lease obligations related to The Grand Canal Shoppes sale are already included in the table of contractual obligations as of June 30. Because this sale took place in May 2004, these obligations did not exist as of December 31, 2003 and have not therefore been included in the table of contractual obligations as of December 31, 2003.

Debt Instruments, page 76

  74.
  Please elaborate upon your disclosure of restrictions on the ability of your subsidiaries to transfer funds to you. Reference is made to Item 4-08(e) of Regulation S-X. In addition, explain to us why you have not included Schedule I under Rule 5-04 of Regulation S-X.

Response to Comment 74

        The Company has revised the disclosure as requested. See page 76 of the Prospectus. The Company believes that information pertaining to Las Vegas Sands, Inc. included in "Note 18—Condensed Financial Information" includes all pertinent information that is required by Schedule I under Rule 5-04 of Regulation S-X.

Litigation Contingencies and Available Resources, pages 77 - 78

  75.
  Please explain in more detail what the third party sources of available funds are as described in the first bullet point under this heading.

Response to Comment 75

        The Company has deleted the first bullet point under this heading. See page 77 of the Prospectus. The Company no longer believes payments from third parties for liabilities under agreements between such third parties and the Company will be a source of cash to pay any costs relating to the construction litigation.

Quantitative and Qualitative Disclosure about Market Risk, page 78

  76.
  The tabular presentation on page 79 does not include quantitative information related to your interest rate caps or any other derivatives that you use to manage interest rate risk as indicated on page F-14. Revise to include quantitative information related to these instruments. Refer to the Q&A guide to the market risk disclosures.

Response to Comment 76

        The Company has revised the disclosure as requested. See page 79 of the Prospectus.

Business, pages 80-114

  77.
  Please provide your year of formation and the year of formation for any material subsidiaries. Refer to Item 101(a)(1) of Regulation S-K.

Response to Comment 77

        The Company has revised the disclosure as requested. See page 88 of the Prospectus.

  78.
  Please discuss the importance to your business of all material trademarks, patents or other intellectual property rights. We note in this regard, exhibits 4.12 and 4.13, grants of security interest in certain United States Trademarks. Refer to Item 101(c)(iv) of Regulation S-K.

Response to Comment 78

        The Company has revised the disclosure as requested. See page 113 of the Prospectus.

Overview, pages 80 - 82

  79.
  Please provide substantiation for your statement in the third paragraph on page 80 that the Grand Canal Shoppes is one of the highest grossing malls per square foot in the United States.

Response to Comment 79

        The Company has provided supplementally to the Staff the support for the statements identified by the Staff in this comment.

  80.
  Refer to the third full paragraph on page 82. Please include disclosure that indicates whether the development projects described will provide sufficient expenditures on your part to satisfy your obligation to the Macau government under your subconcession.

Response to Comment 80

        The Company has revised the disclosure as requested. See page 82 of the Prospectus.

  81.
  Since you have very little operating history for your facilities in Macau, it appears inappropriate to refer to your experience in Macau as a "success" as you have done in the fifth paragraph on page 82. Please revise or advise.

Response to Comment 81

        The Company has revised the disclosure as requested. See page 82 of the Prospectus.

Business and Marketing Strategy, pages 83 - 86

  82.
  Please revise your statement in the final carry-over paragraph on page 83 that the Venetian Casino resort appeals to high-budget, weekend leisure and free and independent traveler to state that it is management's opinion, In addition, please define what you mean by "free and independent traveler."

Response to Comment 82

        The Company has revised the disclosure as requested. See page 84 of the Prospectus.

Global Expansion Strategy, pages 86 - 88

  83.
  Please provide substantiation for your statement that there is a large demand for an Asian gaming environment in the final paragraph on page 87.

Response to Comment 83

        The Company has provided supplementally to the Staff the support for the statements identified by the Staff in this comment.

The Venetian Casino Resort, pages 89 - 91

  84.
  Please define what "slot clubs" are in the final carryover paragraph on page 89.

Response to Comment 84

        The Company has revised the disclosure as requested. See page 90 of the Prospectus.

  85.
  Provide substantiation for your statement in the second full paragraph on page 90 that the Sands Expo Center is one of the largest overall trade show and convention facilities in the United States.

Response to Comment 85

        The Company has provided supplementally to the Staff the support for the statement identified by the Staff in this comment.

Macau Casinos, pages 93 - 95

  86.
  Please describe any circumstances under which Galaxy may terminate your subconcession.

Response to Comment 86

        The Company has revised the disclosure as requested. See page 94 of the Prospectus.

Other Business Opportunities, page 95

  87.
  Since you appear to have binding arrangements with 2 football clubs in the United Kingdom, please provide more details about the terms of these agreements, including a description of the services or products that will be provided and amounts that will be paid.

Response to Comment 87

        The Company has revised the disclosure as requested. See pages 102 and 103 of the Prospectus.

The Las Vegas Market, pages 95 - 99

  88.
  Please provide substantiation for your statement in the final carry-over paragraph on page 96 that Las Vegas is among the most popular travel destinations in the United States.

Response to Comment 88

        The Company has provided supplementally to the Staff the support for the statement identified by the Staff in this comment.

  89.
  Please provide details, in the second full paragraph on page 98, about how the competitors mentioned could possibly compete with you or harm your prospects, rather than just indicating how their presence helps your business.

Response to Comment 89

        The Company has revised the disclosure as requested. See page 98 of the Prospectus.

The Macau Market, pages 99 - 102

  90.
  Please revise your disclosure in the first full paragraph on page 100 and the first full paragraph on page 101 to remove references to compound rates of growth since this measurement shows only two snapshots in time and may not be representative of growth over the entire time period.

Response to Comment 90

        The Company believes that the compound rates of growth are representative of growth over the entire time period.

Advertising and Marketing, page 102

  91.
  Please provide more detail about your marketing efforts that explains how you engage in direct marketing efforts to specific markets. For example, do you use telemarketing, mail campaigns or other tactics?

Response to Comment 91

        The Company has revised the disclosure as requested. See page 103 of the Prospectus.

Regulation and Licensing, pages 103 - 111

Macau, pages 107 - 111

  92.
  We note your discussion in the final full paragraph on page 111 regarding the payments you must make to the Macau government under your subconcession. Please disclose the method by which the variable portion of your annual premium payment is determined. Please also supplementally advise us whether these payments are fully reflected in your financial results for the six months ended June 30, 2004 or the year ended December 31, 2003. If they are not so reflected, please add a risk factor discussing the fact that your future Macau results will be lower as a result of these payments, and quantify the difference.

Response to Comment 92

        The Company has revised the disclosure to describe the method by which the variable portion of the annual premium payment is determined. See page 112 of the Prospectus. The Company has advised us that these payments are fully reflected in its financial results for the six months ended June 30, 2004 for the 1 1/2 months during that period during which the Sands Macao was open.

Employees, page 111

  93.
  Please provide substantiation for your claim that you were voted "Best Place to Work in Southern Nevada" by the Southern Nevada Human Resource Association in the first paragraph under this heading.

Response to Comment 93

        The Company has provided supplementally to the Staff the support for the statement identified by the Staff in this comment.

Properties, page 112

  94.
  Please clarify whether you own the parcels of land described outright with the exception of the security interests described.

Response to Comment 94

        The Company has revised the disclosure as requested. See page 113 of the Prospectus.

Legal Proceedings, pages 112 - 114

  95.
  Please supplementally explain to us why you have indicated in the final paragraph on page 113 that the state court judge "arguably" entered a judgment. Is there some dispute as to whether a judgment was entered?

Response to Comment 95

        The Company has advised us that the judge in the state court action directed the clerk to file the verdict on December 24, 2003, and that it is unclear whether the filing of the verdict alone constitutes the entry of judgment under state law because the verdict has special interrogatories which make the total amount of the judgment unclear. The Company has clarified the disclosure on page 115 in the Prospectus.

Management, pages 115 - 128

  96.
  Please provide substantiation for the statement in the description of Mr. Forman's experience that COMDEX is the largest trade show in the United States.

Response to Comment 96

        The Company has revised the statement identified by the Staff in this comment and provided supplementally to the Staff the support for the statement as revised. See page 119 of the Prospectus.

Las Vegas Sands Opco 1997 Fixed Stock Option Plan, pages 121 - 122

  97.
  We refer to your disclosure in the second paragraph on page 122 that Mr. Adelson "assumed Las Vegas Sands Opco's obligations under the 1997 [stock option] Plan." Please explain in more detail what obligations Mr. Adelson assumed other than administration. Is he obligated, for example, to sell his own shares to optionees upon exercise of their options? In addition, please explain if Mr. Adelson will continue to retain these obligations alter the completion of holding company merger.

Response to Comment 97

        The Company has revised the disclosure to state that following the IPO the only obligation that Mr. Adelson will retain under the 1997 Plan will be to sell his own shares to optionees upon exercise of options issued under the 1997 Plan prior to July 15, 2004. See page 126 of the Prospectus.

Certain Relationships and Related Party Transactions, pages 131 - 135

  98.
  Please revise to include the transaction involving the exchange of shares for the Las Vegas Sands Opco shares.

Response to Comment 98

        The Company has revised the disclosure as requested. See page 137 of the Prospectus.

Acquisition of Interface Holding, page 131

  99.
  Please detail, in the first paragraph on page 131, how you determined the purchase price for the capital stock of Interface Holdings.

Response to Comment 99

        The Company has revised the disclosure as requested. See page 137 of the Prospectus.

  100.
  Please include in your disclosure regarding the Interface acquisition a description of the $27 million equity contribution to Interface Group-Nevada, Inc.

Response to Comment 100

        The Company has revised the disclosure as requested. See page 137 of the Prospectus.

  101.
  We note your statement that you valued the Sands Expo Center and the Venetian Casino Resort at $255 million. Please revise to disclose how you determined their value.

Response to Comment 101

        The Company has revised the disclosure as requested. See page 137 of the Prospectus.

Transactions with Interface Holding, pages 131 - 132

  102.
  We note that you entered into the transactions listed prior to your acquisition of Interface Holdings. Please revise your disclosure to indicate whether any or all of these transactions were modified or cancelled as a result of the acquisition.

Response to Comment 102

        The Company has revised the disclosure as requested to disclose if any of the transactions will be revised following the acquisition. See pages 138 and 139 of the Prospectus.

  103.
  Please indicate in the third full paragraph on page 131 whether the accrued amount of $133.5 million on the redeemable preferred interest has been paid and if so to whom.

Response to Comment 103

        The Company has revised the disclosure as requested. See page 138 of the Prospectus.

  104.
  Please describe the services that were provided to you by Interface Holdings under the Administrative Services Agreement in exchange for the payments described in the final carry-over paragraph on page 131.

Response to Comment 104

        The Company has revised the disclosure to clarify that on occasion, Interface Holding and its affiliates may be required to use Venetian Casino Resort space to accommodate requests from their customers and for which Interface Holding makes payment. See page 139 of the Prospectus.

  105.
  We refer to your description of the lease agreement between you and Interface Group-Nevada in the second paragraph on page 132. Please provide additional details about how you arrived at the lease payment amounts under this agreement.

Response to Comment 105

        The Company has revised the disclosure as requested. See page 139 of the Prospectus.

Cooperation Agreement, page 131

  106.
  Please revise to disclose when the agreement was executed, why there have been no payments to date, and revise to disclose more details about the material terms of the agreement such as the agreements regarding construction and sharing of facilities and costs related to the facilities.

Response to Comment 106

        The Company has revised the disclosure as requested. See pages 138 and 139 of the Prospectus. The Company has advised us that the only payments made or required to be made under the cooperation agreement by the Company or its affiliates have been payments to third parties who provided the services outlined in the agreement. As stated in the Prospectus, no payments have been made, and no payments were required to be made, among the affiliates. Each party is billed separately by the third party service providers.

Registration Rights Agreement, page 132

  107.
  Please indicate the aggregate number of shares that will be entitled to registration rights under the Registration Rights Agreement described.

Response to Comment 107

        The Company confirms that it will disclose the aggregate number of shares that will be entitled to registration rights under the Registration Rights Agreement when such information has been determined following the determination of the exchange ratio in the holding company merger.

Transactions Related to Aircraft, page 133

  108.
  Refer to the first full paragraph on page 133. Please clarify whether the amounts set forth in numbers (1) through (6) must be paid by you at all times or only during your use of the aircraft.

Response to Comment 108

        The Company has revised the disclosure as requested. See page 141 of the Prospectus.

Tranche B Take-Out Loan and Principal Stockholder's $20.0. million Guaranty of Tranche A Take-Out Loan, page 134

  109.
  Please describe how you determined the appropriate interest rate for the take-out loan described in the last full paragraph on page 134.

Response to Comment 109

        The Company has revised the disclosure as requested. See page 143 of the Prospectus.

Completion Guarantee, pages 134 - 135

  110.
  We refer to your disclosure in the final carry-over paragraph at the bottom of page 114. Your disclosure does not make clear who took which actions regarding the guarantee described since the majority of it appears in the passive voice, Please revise your disclosure.

Response to Comment 110

        The Company has revised the disclosure as requested. See page 143 of the Prospectus.

Other Transactions with our Principal Stockholder and his Family, page 135

  111.
  Please provide more detail to describe the services that Dr. Adelson, the principal stockholder's stepdaughter and her husband provide to you.

Response to Comment 111

        The Company has revised the disclosure as requested. See page 144 of the Prospectus.

Description, of Indebtedness and Operating Agreements, pages 139 - 150

  112.
  Refer to the events of default for your Senior Secured Credit Facility listed on page 142. We do not understand how "ERISA" is an event of default, as set forth in the 10th bullet point. Please revise or advise.

Response to Comment 112

        The Company has revised the disclosure as requested. See page 152 of the Prospectus.

  113.
  We note your disclosure in the third paragraph on page 143 of the amounts that Lido Casino Resort and Phase II Mall Subsidiary must expend from their own assets prior to accessing funds under your various loans. Please confirm that these amounts are included in your "restricted cash" column of the unaudited pro forma condensed consolidated balance sheet on page 52 or tell us why you do not consider these amounts restricted.

Response to Comment 113

        The Company has not included in the "restricted cash" column of the unaudited pro forma condensed consolidated balance sheet the amounts that Lido Casino Resort, LLC and Phase II Mall Subsidiary must expend from their own assets prior to accessing funds under the Company's loans. The Company believes that including such amounts is not appropriate because its debt instruments do not restrict the use of such amounts.

  114.
  Please identify the contemplated lender for the Phase II Mall Construction Loan in the final carry-over paragraph on page 144.

Response to Comment 114

        The Company has revised the disclosure as requested. See page 154 of the Prospectus.

Description of Capital Stock, pages 152 - 155

  115.
  We note your disclosure in the third paragraph on page 152 that all of your outstanding common stock is, and when issued your common stock in this offering will be, fully paid and nonassessable. It does not appear that the company is qualified to make this statement as it is a legal conclusion. Please revise to indicate that this conclusion is the opinion of counsel, and provide the name of counsel from whom you received this opinion, or advise us.

Response to Comment 115

        The Company has been advised by Lionel Sawyer & Collins, Nevada counsel to the Company, that it will address this issue with respect to the common stock to be issued in the offering in its legal opinion that will be filed as Exhibit 5.1 to the Registration Statement. The Company has deleted the discussion relative to shares already issued from the Prospectus. See page 161 of the Prospectus.

Audited Financial Statements

Consolidated Statements of Operations, page F-4

  116.
  Please revise the pro forma EPS data to state that it is such.

Response to Comment 116

        The Company has revised the disclosure as requested. See page F-4 of the Prospectus.

Notes to Financial Statements

Note 2—Summary of Significant Accounting Policies Property and Equipment, page F-10

  117.
  Please supplementally confirm to us and disclose in this footnote that the useful life for leasehold improvements does not exceed the term of the associated lease.

Response to Comment 117

        The Company confirms that the useful lives of leasehold improvements do not exceed the lease term of the associated leases. The Company has revised the disclosure as requested. See page F-10 of the Prospectus.

Earnings (loss) Per Share, page F-10

  118.
  Please include a reconciliation of the number of basic and diluted shares outstanding used in the computations of earnings per share.

Response to Comment 118

        The Company has indicated its disclosure includes the number of shares used in the computation of basic and diluted earnings per share in a textual format. In future filings the Company will include a tabular reconciliation of basic and diluted shares outstanding used in the computations of earnings per share. See page F-11 of the Prospectus.

  119.
  It appears that no stock-based compensation expense was recognized for the periods presented. Please supplementally confirm to us and update your disclosure.

Response to Comment 119

        The Company confirms that it did not recognize any stock-based compensation expense for the periods presented and the Company has revised the disclosure as requested. See page F-11 of the Prospectus.

Note 4—Restricted Cash and Cash Equivalents, page F-16

  120.
  Please supplementally disclose why the proceeds from the Term B Facility $250 million single draw were only $185 million.

Response to Comment 120

        The Company drew an aggregate of $250.0 million under the Term B Facility, utilized $65.0 million of these proceeds to pay debt financing costs and reimburse the Company for prior capital expenditures and deposited $185.0 million of such proceeds into a disbursement account used for the Phase IA Addition.

Note 6—Property and Equipment, Net, page F-17

  121.
  Disclose the causes of the significant increase in property and equipment in 2003.

Response to Comment 121

        The Company has indicated that the significant increase in property and equipment is due to capital expenditures during 2003 for the Macau Casino and the Phase II Resort as indicated in the table on page F-18, which summarizes construction in progress as of December 31, 2002 and 2003. Additionally, the remaining portion of the increase is due to the construction of the Phase IA, 1,000 room hotel addition, which occurred during 2002 and was concluded in June of 2003. Construction of the Phase IA addition was principally funded through the Senior Secured Credit Facility as described in Note 7 on page F-20. The Company has revised the disclosure as requested. See page F-18 of the Prospectus.

Note 10—Stockholders' Equity and Per Share Data, page F-24

  122.
  Please update your disclosure to include the following:

  •
  The weighted-average grant-date fair value of options granted during the year. If the exercise prices of some options differ from the market price of the stock on the grant date, weighted-average exercise prices and weighted-average fair values of options shall be disclosed separately for options whose exercise price (1) equals, (2) exceeds, or (3) is less than the market price of the stock on the grant date.

  •
  A description of the method and significant assumptions used during the year to estimate the fair values of options, including the following weighted-average information: (1) risk-free interest rate, (2) expected life, (3) expected volatility, and (4) expected dividends.

  •
  Total compensation cost recognized in income for stock-based employee compensation awards.

  •
  The terms of significant modifications of outstanding awards, if any.

  Reference is made to paragraph 47 of SFAS 123.

Response to Comment 122

        The Company believes that the requested information has been appropriately disclosed in the notes to the financial statements in Note 2—Summary of Significant Accounting Policies—Earnings (loss) Per Share (page F-11 of the Prospectus) and Note 9—Stockholders' Equity and Per Share Data (pages F-26 and F-27 of the Prospectus). As appropriate, in future filings the Company will include a tabular reconciliation of the required information.

Note 13—Commitments and Contingencies

Energy Services Agreement, Page F-28

  123.
  Please define IGN.

Response to Comment 123

        The Company has indicated that IGN refers to Interface Group—Nevada, also referred to as the Sands Expo and Convention Center. In connection with the acquisition of Interface Group Holding Company, Inc. (the parent company of the Sands Expo and Convention Center) from the Principal Stockholder on July 29, 2004, the historical financial statements and footnotes of the Company have been restated to account for the acquisition as a reorganization of entities under common control, in a manner similar to a pooling-of-interests. Accordingly, the rental payment amounts noted on page F-28 have been restated to include the related payments of the Sands Expo and Convention Center to clarify this disclosure.

Construction Litigation, page F-29

  124.
  We note that you have not accrued for the $42 million net judgment against you in the State Court Action described on page F-29. While you are appealing this verdict and you contend that the final conclusion of this matter is dependent upon the outcome of ongoing arbitration proceedings, it appears that as of the balance sheet date, you may have incurred a liability. Please explain to us why you have not accrued for this liability under SFAS 5 and specifically address why the loss is not considered to be probable in light of the judgment against the company.

Response to Comment 124

        The Company has considered the requirements of SFAS 5, paragraphs 8.a. and 8.b. in relation to this matter. The Company has indicated that although the net judgment against it in the State Court action and the Court's denial of post trial motions could be viewed as indicating that the loss is probable (SFAS 5 paragraph 8.a.), in light of the many post judgment issues and appellate motions that are pending, the loss cannot be assessed as either probable or remote at this time. In addition, the Company has indicated that the range of loss for which it may be liable is reasonably estimable (SFAS 5 paragraph 8.b.), but that due to the many offsetting affirmative claims it has against the construction manager, including but not limited to the remaining arbitration credit claims, that the low end of that range is $0 (considering that during 1999 it accrued $7.2 million for unpaid construction costs). On March 31, 2004, the state court acknowledged that the verdict was subject to adjustment. As required by SFAS 5 paragraph 10, the Company believes it has disclosed all of the relevant facts and circumstances related to the nature of the contingency as well as the range of loss and consideration as to why no amount within that range is currently estimable.

Note 15—Segment Information, page F-34

  125. Please include the following information in your disclosure:

  •
  Total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, deferred policy acquisition costs, and deferred tax assets.

  Reference is made to paragraph 28 of SFAS 131.

Response to Comment 125

        The Company has revised the disclosure as requested. See page F-37 of the Prospectus.

Note 16—Subsequent Events (unaudited)

Stock Option Issuances, page F-37

  126.
  Please supplementally confirm to us that the options granted in August 2004 have an exercise price of $1,500, and disclose the fair market value of the underlying stock on the date of grant. Also confirm to us whether or not this was the only option grant that has occurred since December 31, 2003.

Response to Comment 126

        The Company confirms that on July 5, 2004, through its principal stockholder, an employee was granted options to purchase 3,500 shares of the Company's common stock at an exercise price of $1,500 per share and that on July 30, 2004, the Company granted options to purchase 7,974 shares of its common stock to employees at an exercise price of $1,500 per share. The Company also confirms that these grants were the only grants of stock options by the Company since December 31, 2003.

        The Company has supplementally provided the Staff with copies of a memorandum laying out the basis for the determination by the Company that as of the dates of grant of these options, $1,500 was the fair market value of the common stock of the Company.

Unaudited Consolidated Financial Statements

  127.
  Please make revisions as necessary to the unaudited consolidated financial statements and footnotes based on our comments above.

Response to Comment 127

        The Company has revised the disclosures as appropriate for the Staff's Comments 116 through 126.

Consolidated Balance Sheet, page F-47

  128.
  Please supplementally advise us why the financing transactions (as presented on page 52) have been excluded from the pro forma column on this June 30, 2004 balance sheet.

Response to Comment 128

        The Company believes that it is required to only display the pro forma tax and EPS data on the face of its historical financial statements as indicated in the Commission's Division of Corporate Finance—Accounting Disclosure Rules and Practices—An Overview—Training Material—2000 Edition—Topic Three—IV—A.—Sub-Chapter S Corporations and Partnerships [SP].

Notes to Financial Statements

Note 4—Long-term Debt

Redeemable Preferred Interest in Venetian Casino Resort, LLC, page F-59

  129.
  Please supplementally advise us of the mandatory redemption features of the redeemable preferred interest held by Interface Holding. We also request that you revise your disclosure to include information about settlement alternatives, if any, and identify the entity that controls the alternatives and update your note to include the disclosures required by paragraph 27 of SFAS 150.

Response to Comment 129

        The Company notes that as a result of the acquisition of Interface Holding, Venetian has now become wholly owned by Las Vegas Sands Opco, and, as a result, in the restated financial statements that are included in the Prospectus, the redeemable preferred interest has been eliminated in the consolidation process.

Note 8—Summarized Financial Information, page F-68

  130.
  We note from the information in Note 1, on page F-8 that LVSI owns all of the common stock in Venetian but not the preferred and accordingly Venetian is not wholly owned by LVSI. How did you conclude that you were eligible to present condensed consolidated financial statements under Rule 3-10 of Regulation S-X?

Response to Comment 130

        After prior discussions between the Staff and the Company, the Staff orally confirmed to the Company that it could present condensed consolidated financial statements under Rule 3-10 of Regulation S-X. The Company confirmed the Staff's oral confirmation by sending a letter to the Staff dated November 4, 2002. In addition, the Company notes that as a result of the acquisition of Interface Holding, Venetian has now become wholly owned by Las Vegas Sands Opco, and, as a result of the restatement of the financial statements, for all periods presented in the historical financial statements included in the Prospectus, Venetian Casino Resort, LLC is reflected as being wholly-owned by Las Vegas Sands Opco.

Part II

Item 15. Recent Sales of Unregistered Securities, page II-2

  131.
  Please revise to include the number of shares to be issued in the exchange of shares of Las Vegas Sands Opco for your common stock, the identity of the shareholders and the exchange ratio, and the number of options that will be converted into options to purchase shares of your common stock.

Response to Comment 131

        The Company has revised the disclosure as requested. See page II-2 of the Prospectus. The Company confirms that the exchange ratio will be disclosed when it is determined.

  132.
  Please include a description of your August 2003 issuance of the Venetian Macao Senior Secured Notes, including an explanation of the exemption from registration upon which you relied for the issuance of the notes.

Response to Comment 132

        The Company has revised the disclosure as requested. See page II-2 of the Prospectus.

Exhibits

  133.
  We note that you have indicated your intent to incorporate certain documents by reference in your exhibit index. In particular, you have incorporated exhibits 4.2, 4.5, 4.9, 10.5, 10.10 - 10.19, 10.22 - 10.24, 10.26, 10.29, 10.29, 10.31, 10.32, 10.34, 10.35, 10.37, 10.38, 10.40 and 10.41 from various filings of the "company." Since Las Vegas Sands Corp. is the "company" as defined in your prospectus, and the filings referenced appear to relate to Las Vegas Sands, Inc. please revise your exhibit captions accordingly.

Response to Comment 133

        The Company has revised the disclosure as requested. See pages II-3 through II-7 and the Exhibit Index of the Prospectus.

  134.
  Please file your legal opinion with the next amendment or provide a draft copy for us to review. We must review the opinion before the registration statement is declared effective and we may have comments on the opinion.

Response to Comment 134

        The Company has filed the opinion of Paul, Weiss, Rifkind, Wharton & Garrison LLP as Exhibit 8.1 to the Registration Statement. The Company has supplementally provided the staff with a draft of the legal opinion of Lionel Sawyer & Collins that will be filed as Exhibit 5.1 to the Registration Statement.

*  *  *  *

        If you have any questions concerning the above responses, please do not hesitate to contact either the undersigned at (212) 373-3076 or John C. Kennedy at (212) 373-3025.

Sincerely,
/s/ Valérie M. Demont
Valérie M. Demont
cc:	Scott D. Henry Frederick H. Kraus Harry D. Miltenberger John B. Page John C. Kennedy